Summary of Significant Accounting Policies (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2013
Summary Of Significant Accounting Policies [Line Items]
Net Income (Loss) Attributable to Parent	$ 1,712,000	$ 658,000	$ 5,137,000	$ 2,129,000	$ 3,118,000	$ 523,000
Working Capital	11,194,000		11,194,000		14,627,000
Retained Earnings (Accumulated Deficit)	8,806,000		8,806,000		3,669,000	551,000
Development Stage Entities, Stock Issued, Value, Issued for Cash			1,028,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			3,830,679	0	3,140,250
Over-Allotment Option [Member]
Summary Of Significant Accounting Policies [Line Items]
Development Stage Entities, Stock Issued, Shares, Issued for Cash					154,290
Development Stage Entities, Stock Issued, Value, Issued for Cash					$ 1,028,000